UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  July 26, 2004

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$1,969,080,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    57771   201294 SH       SOLE                   201294
Altera Corporation             COM              021441100    16796   757945 SH       SOLE                   757945
Apache                         COM              037411105     4973   114200 SH       SOLE                   114200
Baker Hughes Inc.              COM              057224107    65347  1735632 SH       SOLE                  1735632
Berkley W R Corp.              COM              084423102     1469    34200 SH       SOLE                    34200
Burlington Resources           COM              122014103     1183    32700 SH       SOLE                    32700
Carmax Inc.                    COM              143130102    15267   698093 SH       SOLE                   698093
Cimarex Energy Co.             COM              171798101    41924  1386841 SH       SOLE                  1386841
Citigroup Inc.                 COM              172967101    55677  1197360 SH       SOLE                  1197360
Comcast Corp.                  COM              20030N101     2660    94678 SH       SOLE                    94678
Comcast Corp. Cl A Special     COM              20030N200    95557  3460953 SH       SOLE                  3460953
Dell Inc.                      COM              24702R101    89286  2492634 SH       SOLE                  2492634
Diageo                         COM              25243q205      520     9500 SH       SOLE                     9500
Equity Residential             COM              29476L107    69887  2350725 SH       SOLE                  2350725
Family Dollar Stores Inc.      COM              307000109    24194   795328 SH       SOLE                   795328
Federal National Mortgage      COM              313586109      259     3628 SH       SOLE                     3628
Fidelity National Financial In COM              316326107    15259   408644 SH       SOLE                   408644
Helmerich & Payne Inc.         COM              423452101    25343   969130 SH       SOLE                   969130
Kerr McGee                     COM              492386107    77102  1433920 SH       SOLE                  1433920
L-3 Communications Holdings In COM              502424104    79557  1190980 SH       SOLE                  1190980
Liberty Media Corporation New  COM              530718105    82737  9203204 SH       SOLE                  9203204
Liberty Media International    COM              530719103    42998  1158975 SH       SOLE                  1158975
Microsoft Corp.                COM              594918104    54470  1907227 SH       SOLE                  1907227
Millipore Corp.                COM              601073109     7153   126900 SH       SOLE                   126900
Montpelier Re Holdings Ltd.    COM              G62185106      874    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      240     5300 SH       SOLE                     5300
National Grid Transco PLC (ADR COM              636274102    28565   729250 SH       SOLE                   729250
National Instruments Corp.     COM              636518102    75316  2457297 SH       SOLE                  2457297
NeoMagic Corp.                 COM              640497103      403   138900 SH       SOLE                   138900
Newfield Exploration Co.       COM              651290108   105875  1899440 SH       SOLE                  1899440
Noble Energy Inc.              COM              655044105   106239  2083117 SH       SOLE                  2083117
Oxford Health Plans Inc.       COM              691471106    75745  1376183 SH       SOLE                  1376183
Praxair, Inc.                  COM              74005P104     1090    27300 SH       SOLE                    27300
Progressive Corp.              COM              743315103    61296   718591 SH       SOLE                   718591
Rogers Wireless Communications COM              775315104    28466  1052361 SH       SOLE                  1052361
Scottish Re Group Ltd.         COM              G7885T104    11637   500535 SH       SOLE                   500535
St. Paul Travelers             COM              792860108    92496  2281589 SH       SOLE                  2281589
Synopsys Inc.                  COM              871607107    61917  2177870 SH       SOLE                  2177870
Talk America Holdings, Inc.    COM              87426R202      115    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     2698   118856 SH       SOLE                   118856
UnitedGlobalCom                COM              913247508    11127  1532600 SH       SOLE                  1532600
UnitedHealth Group Inc.        COM              91324P102   100883  1620615 SH       SOLE                  1620615
Vodafone Group PLC (ADR)       COM              92857W100    22085   999305 SH       SOLE                   999305
Wachovia Corp.                 COM              929903102    59627  1339933 SH       SOLE                  1339933
Waste Management Inc.          COM              94106L109   113982  3718837 SH       SOLE                  3718837
White Mountains Insurance Grou COM              964126106     4893     9595 SH       SOLE                     9595
Willis Group Holdings Ltd.     COM              G96655108    76121  2032601 SH       SOLE                  2032601